Summary of Significant Accounting Policies 1 (Narrative) (Detail)		9 Months Ended	12 Months Ended
	Jan. 07, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financing Receivable, Impaired [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax			$ 500,000	$ (700,000)	$ (100,000)
Medicare Part D insurance coverage gap			0.7	0.5	0.5
Accounts Receivable, Allowance for Credit Loss			$ 0	$ 78,000
Asset Impairment Charges			$ 10,768,000	$ 8,200,000	$ 0
Federal income tax rate			21.00%	35.00%
Maximum maturity period of investments considered as cash equivalents			3 months
Number of notes receivable investments on non-accrual			3	3
Maximum amount of additional funds, upon attainment of milestones	$ 2,000,000
Number of Reportable Segments			4
Notes Receivable, Fair Value Disclosure			$ 57,300,000	$ 70,000,000
Interest revenue			0	2,337,000	17,744,000
Accounts and Financing Receivable, after Allowance for Credit Loss			52,100,000	62,800,000
Proceeds from Sale of Intangible Assets			$ 5,000,000	$ 0	0
Minimum [Member]
Financing Receivable, Impaired [Line Items]
Term of receivable (in Duration)			30 days
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			5 years
Maximum [Member]
Financing Receivable, Impaired [Line Items]
Term of receivable (in Duration)			90 days
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			20 years
Federal income tax rate			21.00%	35.00%
CareView [Member]
Financing Receivable, Impaired [Line Items]
Asset Impairment Charges			$ 10,800,000	$ 8,200,000
Interest revenue			0	$ 2,300,000	$ 3,100,000
DirectFlow [Member]
Financing Receivable, Impaired [Line Items]
Proceeds from Sale of Intangible Assets		$ 5,000,000	$ 5,000,000
License and other [Member] | DirectFlow [Member]
Financing Receivable, Impaired [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 500,000